CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 91,635	$ 41,688	$ 169,628
Pre-paid expenses	274,715	274,715
Other receivable			50,000
Total current assets	366,350	316,403	219,628
Intangibles, net	18,953	10,000
Total assets	385,303	326,403	219,628
Current liabilities:
Accounts payable and accrued expenses	476,849	348,127	71,932
Accounts payable related party	368,367	307,176	96,000
Convertible notes payable, net of premium and discount	1,612,356	1,612,356	850,983
Other short-term debt	420,750
Total current liabilities	2,878,322	2,267,659	1,018,915
Total liabilities	2,878,322	2,267,659	1,018,915
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 50,000,000 shares authorized, nil issued and outstanding
Common stock, $0.001 par value; 300,000,000 shares authorized; 100,649,873 issued and outstanding as at March 31, 2021 and 97,450,673 as at December 31, 2020	100,650	97,451	86,476
Additional paid-in capital	2,566,484	1,795,125	1,355,542
Non-controlling interest	1,183,477	888,091
Accumulated deficit	(6,343,630)	(4,721,923)	(2,241,305)
Total stockholders' equity (deficit)	(2,493,019)	(1,941,256)	(799,287)
Total liabilities and stockholders' equity (deficit)	$ 385,303	$ 326,403	$ 219,628